Segmentation of key figures (Details 5) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,956	$ 11,347	$ 25,367	$ 23,630
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%		7.00%
Net sales, change in %, cc	9.00%		3.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,050	$ 4,094	$ 9,957	$ 8,924
Net sales (in % of total net sales)	39.00%	36.00%	39.00%	38.00%
Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%		12.00%
Net sales, change in %, cc	14.00%		4.00%
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,166	$ 4,023	$ 8,156	$ 8,135
Net sales (in % of total net sales)	32.00%	35.00%	32.00%	34.00%
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		0.00%
Net sales, change in %, cc	4.00%		0.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,813	$ 2,464	$ 5,488	$ 4,976
Net sales (in % of total net sales)	22.00%	22.00%	22.00%	21.00%
Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%		10.00%
Net sales, change in %, cc	8.00%		5.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 927	$ 766	$ 1,766	$ 1,595
Net sales (in % of total net sales)	7.00%	7.00%	7.00%	7.00%
Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		11.00%
Net sales, change in %, cc	15.00%		11.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,628	$ 8,530	$ 18,848	$ 17,732
Net sales (in % of total net sales)	74.00%	75.00%	74.00%	75.00%
Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	13.00%		6.00%
Net sales, change in %, cc	8.00%		2.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,328	$ 2,817	$ 6,519	$ 5,898
Net sales (in % of total net sales)	26.00%	25.00%	26.00%	25.00%
Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	18.00%		11.00%
Net sales, change in %, cc	13.00%		8.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,559	$ 9,188	$ 20,663	$ 18,943
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		9.00%
Net sales, change in %, cc	10.00%		5.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,751	$ 2,964	$ 7,400	$ 6,366
Net sales (in % of total net sales)	36.00%	32.00%	36.00%	34.00%
Innovative Medicines | Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	27.00%		16.00%
Net sales, change in %, cc	17.00%		8.00%
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,709	$ 3,515	$ 7,252	$ 7,057
Net sales (in % of total net sales)	35.00%	38.00%	35.00%	37.00%
Innovative Medicines | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		3.00%
Net sales, change in %, cc	6.00%		3.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,396	$ 2,123	$ 4,678	$ 4,301
Net sales (in % of total net sales)	23.00%	23.00%	23.00%	23.00%
Innovative Medicines | Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	13.00%		9.00%
Net sales, change in %, cc	7.00%		3.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 703	$ 586	$ 1,333	$ 1,219
Net sales (in % of total net sales)	6.00%	7.00%	6.00%	6.00%
Innovative Medicines | Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		9.00%
Net sales, change in %, cc	15.00%		10.00%
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,898	$ 6,909	$ 15,463	$ 14,266
Net sales (in % of total net sales)	75.00%	75.00%	75.00%	75.00%
Innovative Medicines | Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%		8.00%
Net sales, change in %, cc	10.00%		4.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,661	$ 2,279	$ 5,200	$ 4,677
Net sales (in % of total net sales)	25.00%	25.00%	25.00%	25.00%
Innovative Medicines | Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%		11.00%
Net sales, change in %, cc	12.00%		9.00%
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,397	$ 2,159	$ 4,704	$ 4,687
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Sandoz | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		0.00%
Net sales, change in %, cc	5.00%		(5.00%)
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,299	$ 1,130	$ 2,557	$ 2,558
Net sales (in % of total net sales)	54.00%	52.00%	54.00%	55.00%
Sandoz | Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		0.00%
Net sales, change in %, cc	6.00%		(7.00%)
Sandoz | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 457	$ 508	$ 904	$ 1,078
Net sales (in % of total net sales)	19.00%	24.00%	19.00%	23.00%
Sandoz | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(10.00%)		(16.00%)
Net sales, change in %, cc	(10.00%)		(16.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 417	$ 341	$ 810	$ 675
Net sales (in % of total net sales)	17.00%	16.00%	17.00%	14.00%
Sandoz | Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%		20.00%
Net sales, change in %, cc	16.00%		14.00%
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 224	$ 180	$ 433	$ 376
Net sales (in % of total net sales)	10.00%	8.00%	10.00%	8.00%
Sandoz | Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		15.00%
Net sales, change in %, cc	16.00%		12.00%
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,730	$ 1,621	$ 3,385	$ 3,466
Net sales (in % of total net sales)	72.00%	75.00%	72.00%	74.00%
Sandoz | Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		(2.00%)
Net sales, change in %, cc	0.00%		(8.00%)
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 667	$ 538	$ 1,319	$ 1,221
Net sales (in % of total net sales)	28.00%	25.00%	28.00%	26.00%
Sandoz | Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		8.00%
Net sales, change in %, cc	19.00%		6.00%